CONVERTIBLE PREFERRED STOCK AND COMMON STOCK - Schedule of Convertible Preferred Stock (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Authorized Shares (in shares)	409,351,021	409,351,021
Outstanding Shares (in shares)	175,528,225	175,437,783	175,593,919	191,139,933
Net Carrying Value	$ 220,955	$ 220,563	$ 220,524	$ 231,129
Liquidation Preference	$ 258,084	$ 257,947
Authorized Shares (in shares)	4,305	4,305
Outstanding Shares (in shares)	2,961	2,961
Authorized Shares (in shares)	175,531,186
Outstanding Shares (in shares)	409,351,021
Series D’
Class of Stock [Line Items]
Authorized Shares (in shares)	190,000,000
Outstanding Shares (in shares)	105,386,149
Net Carrying Value	$ 129,339
Liquidation Preference	$ 161,515
Series D
Class of Stock [Line Items]
Authorized Shares (in shares)	87,235,535
Outstanding Shares (in shares)	33,483,143
Net Carrying Value	$ 46,979
Liquidation Preference	$ 51,316
Series C
Class of Stock [Line Items]
Authorized Shares (in shares)	64,129,209
Outstanding Shares (in shares)	23,298,388
Net Carrying Value	$ 35,293
Liquidation Preference	$ 35,514
Series B
Class of Stock [Line Items]
Authorized Shares (in shares)	36,969,407
Outstanding Shares (in shares)	9,185,302
Net Carrying Value	$ 7,049
Liquidation Preference	$ 7,123
Series A’
Class of Stock [Line Items]
Authorized Shares (in shares)	30,991,277
Outstanding Shares (in shares)	4,158,503
Net Carrying Value	$ 1,702
Liquidation Preference	$ 1,865
Series A
Class of Stock [Line Items]
Authorized Shares (in shares)	21,288
Outstanding Shares (in shares)	16,740
Net Carrying Value	$ 593
Liquidation Preference	$ 751
Series 1
Class of Stock [Line Items]
Authorized Shares (in shares)	4,305
Outstanding Shares (in shares)	2,961